Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2018 £m		2017 £m
US$10bn Euro Commercial Paper Programme	—		387
US$30bn Euro Medium Term Note Programme	165		169
Structured Notes Programmes	696		932
Eurobonds	129		147
Structured deposits	133		680
Collateral and associated financial guarantees	3,053		—
Repurchase agreements – non trading	2,110		—

	6,286	(1)	2,315

(1)

For the Santander UK group, this comprises £6,286m of financial liabilities designated at fair value through profit or loss and £nil of financial liabilities mandatorily at fair value through profit or loss.